                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _________________

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:_________________________________________________________________________

Address:______________________________________________________________________

______________________________________________________________________________

______________________________________________________________________________


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:_________________________________________________________________________

Title:________________________________________________________________________

Phone:________________________________________________________________________

Signature, Place, and Date of Signing:

_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]



  ITEM 1                ITEM 2       ITEM 3      ITEM 4        ITEM 5            ITEM 6           ITEM 7           ITEM 8
-----------        --------------  ---------  ------------  ------------  ---------------------  --------  -------------------------
                                                 FAIR                                                         VOTING AUTHORITY
                                                MARKET        SHRS OR        INVEST. DISC.                 -------------------------
 NAME OF ISSUER    TITLE OF CLASS   CUSIP #      VALUE        PRN AMT     SOLE   SHARED  OTHER   MANAGERS   SOLE    SHARED    NONE
                                                                           (A)    (B)     (C)                (A)     (B)      (C)
-----------------  --------------  ---------  ------------  ------------  -----  ------  ------  --------  -------  -------  -------
DOUBLECLICK INC          CORP B    258609AC0        561000       550000     N      X               GRAP     550000        0        0

ADOBE SYSTEMS INC        OTC EQ    00724F101        317493         9900     N      X               GRAP       9900        0        0

ADC
 TELECOMMUNICATIONS
 INC                     OTC EQ    000886101        577300       251000     N      X               GRAP     251000        0        0

AUTODESK INC.            OTC EQ    052769106       2425500       150000     N      X               GRAP     150000        0        0

APPLIED MATERIALS
  INC                    OTC EQ    038222105       1132560        71500     N      X               GRAP      71500        0        0

AOL TIME WARNER
  INC                    COMMON    00184A105        804500        50000     N      X               GRAP      50000        0        0

APOLLO GROUP
  INC - CL A             OTC EQ    037604105       1545000        25000     N      X               GRAP      25000        0        0

AMERICAN STANDARD
  COMPANIE               COMMON    029712106       1116343        15100     N      X               GRAP      15100        0        0

ASPECT
  TELECOMMUNICATIONS     OTC EQ    04523Q102        440000       125000     N      X               GRAP     125000        0        0

AUDIOCODES LTD ORD       OTC EQ    M15342104        261426        56100     N      X               GRAP      56100        0        0

AVOCENT CORP             OTC EQ    53893103        1046150        35000     N      X               GRAP      35000        0        0

AT&T WIRELESS
  SERVICES INC           COMMON    00209A106       2257750       275000     N      X               GRAP     275000        0        0

BINDVIEW
  DEVELOPMENT CORP       OTC EQ    090327107       1822242       902100     N      X               GRAP     902100        0        0

BROADVISION INC          OTC EQ    111412607        277500        50000     N      X               GRAP      50000        0        0

C-COR.NET
  CORPORATION            OTC EQ    125010108        392490        80100     N      X               GRAP      80100        0        0

CADENCE DESIGN
  SYSTEMS INC            COMMON    127387108       2412000       200000     N      X               GRAP     200000        0        0

CDW CORP                 OTC EQ    12512N105        458100        10000     N      X               GRAP      10000        0        0

CMGI INC                 OTC EQ    125750109        453000       300000     N      X               GRAP     300000        0        0

COMPUTER NETWORK
  TECHNOLOG              OTC EQ    204925101        317200        40000     N      X               GRAP      40000        0        0

COMVERSE
  TECHNOLOGY INC         OTC EQ    205862402       1901767       126700     N      X               GRAP     126700        0        0

3COM CORP                OTC EQ    885535104        324098        69400     N      X               GRAP      69400        0        0

COMPUWARE CORP           OTC EQ    205638109       1430000       250000     N      X               GRAP     250000        0        0

CIRRUS LOGIC INC         OTC EQ    172755100         99750        25000     N      X               GRAP      25000        0        0

DOCENT INC               OTC EQ    25608L502        786192       231233     N      X               GRAP     231233        0        0

QUANTUM CORP
  DSSG COM               COMMON    747906204        850500       210000     N      X               GRAP     210000        0        0

ENTRUST INC              OTC EQ    293848107       1161998       410600     N      X               GRAP     410600        0        0

E PIPHANY INC            OTC EQ    26881V100       1022000       200000     N      X               GRAP     200000        0        0

EPRESENCE INC            OTC EQ    294348107        317826       129250     N      X               GRAP     129250        0        0

E-SYNC
  NETWORKS INC           OTC EQ    269156105           310        88637     N      X               GRAP      88637        0        0

EXAR CORP                OTC EQ    300645108        469560        30100     N      X               GRAP      30100        0        0

EXE
  TECHNOLOGIES INC       OTC EQ    301504601        195667        38900     N      X               GRAP      38900        0        0

FIRST DATA CORP          COMMON    319963104       1657600        40000     N      X               GRAP      40000        0        0

F5 NETWORKS INC          OTC EQ    315616102        914100        55000     N      X               GRAP      55000        0        0

GLENAYRE
  TECHNOLOGIES INC       OTC EQ    377899109        469773       342900     N      X               GRAP     342900        0        0

GENERAL MOTORS
  CORP CL H              COMMON    370442832       1665300       130000     N      X               GRAP     130000        0        0

GETTY IMAGES INC         COMMON    374276103       1239000        30000     N      X               GRAP      30000        0        0

HI / FN INC              OTC EQ    428358105       2940300       330000     N      X               GRAP     330000        0        0

HYPERCOM CORP            COMMON    44913M105        394250        95000     N      X               GRAP      95000        0        0

INTL BUSINESS
  MACHINES COR           COMMON    459200101       1650000        20000     N      X               GRAP      20000        0        0

IMANAGE INC              OTC EQ    45245Y105        600000       120000     N      X               GRAP     120000        0        0

INTERWOVEN INC           OTC EQ    46114T102       1100000       500000     N      X               GRAP     500000        0        0

JUNIPER NETWORKS         OTC EQ    48203R104       1558750       125000     N      X               GRAP     125000        0        0

JONES APPAREL
  GROUP INC              COMMON    480074103       1170400        40000     N      X               GRAP      40000        0        0

KORN FERRY INTL          COMMON    500643200        688500        85000     N      X               GRAP      85000        0        0

KRISPY KREME
  DOUGHNUTS INC          COMMON    501014104        823600        20000     N      X               GRAP      20000        0        0

MAPINFO CORP             OTC EQ    565105103        802809       112596     N      X               GRAP     112596        0        0

MCDATA CORP              OTC EQ    580031201       2160875       147500     N      X               GRAP     147500        0        0

MONSTER
  WORLDWIDE INC          OTC EQ    611742107        986500        50000     N      X               GRAP      50000        0        0

MICROSOFT CORP           OTC EQ    594918104       1284564        50100     N      X               GRAP      50100        0        0

METASOLV INC             OTC EQ    59139P104       1052520       537000     N      X               GRAP     537000        0        0

MGIC INVESTMENT
  CORP-WIS               COMMON    552848103       1166000        25000     N      X               GRAP      25000        0        0

MICRON
  TECHNOLOGY INC         COMMON    595112103       1744500       150000     N      X               GRAP     150000        0        0

NETWORKS
  ASSOCIATES INC         COMMON    640938106       1268000       100000     N      X               GRAP     100000        0        0

NETFLIX COM INC          OTC EQ    64110L106        255500        10000     N      X               GRAP      10000        0        0

NETOPIA INC              OTC EQ    64114K104       1014901       260900     N      X               GRAP     260900        0        0

OMNICOM GROUP INC        COMMON    681919106       2509500        35000     N      X               GRAP      35000        0        0

OPENWAVE SYS INC         OTC EQ    683718100        300200       150100     N      X               GRAP     150100        0        0

PINNACOR INC             OTC EQ    723487104        372864       194200     N      X               GRAP     194200        0        0

PLUMTREE
  SOFTWARE INC           OTC EQ    72940Q104       1373500       335000     N      X               GRAP     335000        0        0

PRIMUS
  TELECOMMUNICATIONS     OTC EQ    741929103        463500        90000     N      X               GRAP      90000        0        0

RADWARE LTD              OTC EQ    M81873107        256950        15000     N      X               GRAP      15000        0        0

RETEK INC                OTC EQ    76128Q109       1890000       300000     N      X               GRAP     300000        0        0

ROXIO INC                OTC EQ    780008108        786500       121000     N      X               GRAP     121000        0        0

SANDERSON
  FARMS INC              OTC EQ    800013104        227610         8100     N      X               GRAP       8100        0        0

SAPIENT CORP             OTC EQ    803062108         69000        25000     N      X               GRAP      25000        0        0

SINCLAIR BROADCAST
  GROUP I                OTC EQ    829226109        232400        20000     N      X               GRAP      20000        0        0

SEACHANGE
  INTERNATIONAL IN       OTC EQ    811699107       1860300       195000     N      X               GRAP     195000        0        0

SOMERA
  COMMUNICATIONS INC     OTC EQ    834458101        248319       162300     N      X               GRAP     162300        0        0

S1 CORP                  OTC EQ    78463B101        509600       127400     N      X               GRAP     127400        0        0

SAMSUNG
  ELECTRONICS LTD        COMMON    874039100       1783173         6000     N      X               GRAP       6000        0        0

STORAGENETWORKS
  INC                    OTC EQ    86211E103        206862       149900     N      X               GRAP     149900        0        0

SYSCO CORP               COMMON    871829107       1201600        40000     N      X               GRAP      40000        0        0

3DFX
  INTERACTIVE INC        OTC EQ    88553X103          9056       402500     N      X               GRAP     402500        0        0

TELLIUM INC              OTC EQ    87967E107         18392        20900     N      X               GRAP      20900        0        0

TERAYON
  COMMUNICATION
  SYST                   OTC EQ    880775101        449860       166000     N      X               GRAP     166000        0        0

THQ INC NEW              OTC EQ    872443403       1802000       100000     N      X               GRAP     100000        0        0

***TAIWAN
  SEMICONDUCTOR MF       COMMON    874039100       2016000       200000     N      X               GRAP     200000        0        0

MICROTUNE INC DEL        OTC EQ    59514P109       1272000       400000     N      X               GRAP     400000        0        0

UNITED
  MICROELECTRONICS
  CO                     COMMON    910873207       1125000       300000     N      X               GRAP     300000        0        0

VISUAL
  NETWORKS INC           OTC EQ    928444108        656622       479286     N      X               GRAP     479286        0        0

VERITY INC               OTC EQ    92343C106       1143000        90000     N      X               GRAP      90000        0        0

WEBEX
  COMMUNICATIONS
  INC                    OTC EQ    94767L109        208200        15000     N      X               GRAP      15000        0        0

WESTELL
  TECHNOLOGIES
  INC-C                  OTC EQ    957541105        563040        68000     N      X               GRAP      68000        0        0

                AGGREGATE COLUMN TOTALS:          79340012